UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                             Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X ]; Amendment Number:  _1______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Advisory Services Company

Address:  Federated Investors Tower
                1001 Liberty Avenue
                 Pittsburgh, PA  15222-3779

Form 13F File Number:  28-10899

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Brennen
Title:  Compliance Officer
Phone:  (412) 288-7052

Signature, Place, and Date of Signing:
/s/David J. Brennen                       Pittsburgh, PA    February 9, 2006

     Please disregard the previous 13F-NT filing made on behalf of this entity. It was inadvertently submitted using an incorrect CIK. The correct filing for this entity was submitted and accepted under Accession Number 1318148-06-000118.

     The   previously    submitted   13F-HR   filing   with   Accession   Number
1318148-06-000100 is the correct filing for this entity.



Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-04375

Name: Federated Investors, Inc.